Note 15 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
Note
15.
Subsequent Events

In
March
2016,
we entered into a Promissory Note with Acuitas, pursuant to which we received aggregate gross proceeds of
$900,000
for the sale of
$900,000
in principal amount (the
"March
2016
Promissory Note"). The
March
2016
Promissory Note is due within
thirty
business day of demand by Acuitas (the "Maturity Date"), and carries an interest rate on any unpaid principal amount of
8%
per annum until the Maturity Date, after which the interest will increase to
12%
per annum. In addition, Acuitas was granted
five
-year warrants to purchase an aggregate
450,000
shares of our common stock, at an exercise price of
$0.50
per share.